SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Purchases of merchandise from related parties	¥ 1,368	¥ 7,551	¥ 22,596
Jimi [Member]
Related Party Transaction [Line Items]
Purchases of merchandise from related parties	1,172	6,423	16,353
Market place service provided to related parties	17	646	1,501
Other goods and service provided to related parties	21	38	56
Bixin [Member]
Related Party Transaction [Line Items]
Purchases of merchandise from related parties		855	1,852
Market place service provided to related parties		590	1,075
Other goods and service provided to related parties		12	172
Yunnong [Member]
Related Party Transaction [Line Items]
Purchases of merchandise from related parties			1,286
Other [Member]
Related Party Transaction [Line Items]
Purchases of merchandise from related parties	196	273	3,105
Market place service provided to related parties			80
Other goods and service provided to related parties	10		86
Related Party [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties	17	1,236	2,656
Other goods and service provided to related parties	¥ 31	¥ 50	¥ 314